Lease - Supplemental Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 1,662,001	$ 230,184	¥ 1,712,580
Liabilities
Operating lease liabilities, current	316,113	43,781	295,721
Operating lease liabilities, non-current	1,524,968	$ 211,206	1,583,178
Total lease liabilities	¥ 1,841,081		¥ 1,878,899